December 29, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 33-11387 and 811-04984
Post Effective Amendment No. 124

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the "1933 Act"), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to: (1) reflect changes in the sub-advisors who provide investment advisory services to the American Beacon High Yield Bond Fund and American Beacon Mid-Cap Value Fund (the “Funds”); and (2) update other information and make other non-material changes to the Funds’ prospectus and statement of additional information.

The Trust has elected that this filing be automatically effective on March 1, 2012, pursuant to Rule 485(a)(2) under the 1933 Act.  The Trust also intends to file an additional amendment to its Registration Statement to update the financial statements of the Funds.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger

Francine J. Rosenberger
Attachments

cc:	Rosemary Behan
John Okray
American Beacon Advisors, Inc.